Share-based Payments - Measurement of Fair Value of Share Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Payment Arrangements [Abstract]
Weighted average fair market value per option (C$)	$ 0.88	$ 0.88
Risk free interest rate	1.54%	2.14%
Expected volatility (based on actual historical volatility)	54.74%	49.45%
Dividend rate	3.30%	0.00%
Expected forfeiture rate (non-executive employees)	0.00%	0.00%
Suboptimal exercise factor	1.25	1.25